AMG Systematica Managed Futures Strategy Fund
Consolidated Schedule of Portfolio Investments (unaudited)
December 31, 2024
	Principal Amount	Value
Short-Term Investments - 82.8%
Repurchase Agreements - 82.8%
Fixed Income Clearing Corp., dated 12/31/24 due 01/02/25, 4.100% total to be received $4,787,090 (collateralized by a U.S. Treasury Note, 4.500%, 12/31/31, totaling $4,881,732)	$4,786,000	$4,786,000

Total Short-Term Investments (Cost $4,786,000)		4,786,000
Value

Total Investments - 82.8% (Cost $4,786,000)	$4,786,000
Derivatives - 1.9%[1]	109,437
Other Assets, less Liabilities - 15.3%[2]	888,001
Net Assets - 100.0%	$5,783,438

[1]	Includes Futures Contracts and Forward Foreign Currency Exchange Contracts. Please refer to the Open Futures Contracts table and Open Forward Foreign Currency Exchange Contracts table for the details.
[2]	Includes cash deposits for futures contracts of $831,668, and cash deposits for forward foreign currency exchange contracts of $50,000, which equates to 15.2% of net assets.
Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
3 Month Euribor	EUR	6	Long	06/14/27	$1,520,524	$(2,100)
Corn[1]	USD	3	Long	03/14/25	68,775	756
DAX Index	EUR	1	Long	03/21/25	519,272	(12,820)
E-mini Dow Jones Industrial Average Index	USD	1	Long	03/21/25	214,365	(6,222)
E-mini Russell 2000 Index	USD	1	Long	03/21/25	112,490	(4,791)
EURO STOXX 50	EUR	1	Long	03/21/25	50,560	(1,026)
EURO-BTP	EUR	3	Long	03/06/25	372,844	(5,044)
Euro-Schatz	EUR	4	Long	03/06/25	443,282	(960)
FTSE China A50 Index	USD	18	Long	01/24/25	242,370	1
FTSE Taiwan Index	USD	3	Long	01/21/25	229,680	(1,919)
Gold[1]	USD	1	Long	02/26/25	264,100	(8,982)
Hang Seng China Enterprises Index	HKD	2	Long	01/27/25	93,708	821
Hang Seng Index	HKD	1	Long	01/27/25	129,316	1,117
Korea 10-Year Government Bond	KRW	7	Long	03/18/25	555,949	(11,778)
Korea 3-Year Government Bond	KRW	28	Long	03/18/25	2,028,462	(8,684)
Lean Hogs[1]	USD	3	Long	02/14/25	97,560	(3,117)
LME Copper[1]	USD	2	Long	01/15/25	433,662	(29,943)
LME Copper[1]	USD	3	Long	02/19/25	653,919	(22,190)
LME Copper[1]	USD	1	Long	03/19/25	218,855	(6,435)
S&P 500 E-Mini Index	USD	1	Long	03/21/25	296,788	(9,563)
SET50 Index	THB	41	Long	03/28/25	217,296	2,107
SFE SPI 200 Index	AUD	3	Long	03/20/25	378,240	(5,947)
SGX Nikkei 225 Index	JPY	1	Long	03/13/25	124,837	(1,986)
Short-Term Euro-BTP	EUR	16	Long	03/06/25	1,780,336	(2,278)
Topix Index	JPY	1	Long	03/13/25	177,095	3,043

AMG Systematica Managed Futures Strategy Fund
Consolidated Schedule of Portfolio Investments (continued)
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
3-Month Secured Overnight Financing Rate	USD	1	Short	06/20/28	$(239,937)	$511
3-Month Secured Overnight Financing Rate	USD	1	Short	09/14/27	(240,025)	411
3-Month Secured Overnight Financing Rate	USD	1	Short	09/19/28	(239,913)	524
3-Month Secured Overnight Financing Rate	USD	1	Short	12/19/28	(239,875)	536
3-Month Secured Overnight Financing Rate	USD	1	Short	12/14/27	(240,000)	586
3-Month Secured Overnight Financing Rate	USD	1	Short	03/20/29	(239,838)	998
3-Month Secured Overnight Financing Rate	USD	1	Short	03/14/28	(239,962)	524
90 Day Bank Accepted Bill	AUD	3	Short	03/13/25	(1,838,356)	(1,019)
Australian 10 Year Treasury Bond	AUD	5	Short	03/17/25	(349,321)	3,531
Australian 3 Year Treasury Bond	AUD	21	Short	03/17/25	(1,379,775)	1,385
CAC 40	EUR	4	Short	01/17/25	(305,969)	(157)
Cboe Volatility Index	USD	1	Short	01/22/25	(17,518)	(820)
Cboe Volatility Index	USD	1	Short	02/19/25	(17,871)	(673)
Copper[1]	USD	4	Short	03/27/25	(402,650)	11,455
Euro-OAT	EUR	4	Short	03/06/25	(511,296)	662
FTSE 100 Index	GBP	1	Short	03/21/25	(102,412)	(257)
Hard Red Winter Wheat[1]	USD	4	Short	03/14/25	(111,850)	(1,709)
Japan 10 Year Government Bond	JPY	2	Short	03/13/25	(1,803,680)	6,001
LME Copper[1]	USD	2	Short	01/15/25	(433,661)	29,515
LME Copper[1]	USD	3	Short	02/19/25	(653,919)	20,315
LME Copper[1]	USD	1	Short	03/19/25	(218,855)	5,964
Long Gilt	GBP	7	Short	03/27/25	(809,817)	16,872
Natural Gas[1]	USD	1	Short	02/26/25	(30,980)	(3,612)
Natural Gas[1]	USD	1	Short	03/27/25	(30,700)	(4,232)
Natural Gas[1]	USD	1	Short	04/28/25	(31,570)	(2,871)
NIFTY 50	USD	3	Short	01/30/25	(142,617)	1,108
OMX Stockholm 30	SEK	6	Short	01/17/25	(134,655)	(809)
Soybean[1]	USD	5	Short	03/14/25	(252,625)	(2,937)
Soybean Meal[1]	USD	4	Short	03/14/25	(126,760)	(8,459)
Soybean Oil[1]	USD	7	Short	03/14/25	(169,512)	4,964
Sugar #11[1]	USD	4	Short	02/28/25	(86,285)	192
U.S. Treasury 10-Year Note	USD	4	Short	03/20/25	(435,000)	4,511
U.S. Treasury 10-Year Ultra Bond	USD	3	Short	03/20/25	(333,937)	4,825
U.S. Treasury 2-Year Note	USD	8	Short	03/31/25	(1,644,875)	610
U.S. Treasury 5-Year Note	USD	6	Short	03/31/25	(637,828)	5,955
U.S. Treasury Bond	USD	2	Short	03/20/25	(227,688)	3,452
U.S. Treasury Ultra Bond	USD	1	Short	03/20/25	(118,906)	6,257
ULSD NY Harbor[1]	USD	1	Short	01/31/25	(97,289)	(6,629)
ULSD NY Harbor[1]	USD	1	Short	02/28/25	(96,365)	(5,789)

AMG Systematica Managed Futures Strategy Fund
Consolidated Schedule of Portfolio Investments (continued)
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
Wheat[1]	USD	7	Short	03/14/25	$(193,025)	$4,272
					Total	$(41,977)

[1]	Investment is held by AMG Systematica Subsidiary Fund I, a wholly-owned subsidiary of AMG Systematica Managed Futures Strategy Fund.

CURRENCY ABBREVIATIONS:
AUD	Australian Dollar
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
SEK	Sweden Krona
THB	Thai Baht
USD	U.S. Dollar
Open Forward Foreign Currency Exchange Contracts
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation
Australian Dollar	23,334	U.S. Dollar	14,460	01/03/25	UBS AG	$(17)
Australian Dollar	50,350	U.S. Dollar	31,202	01/03/25	UBS AG	(38)
Australian Dollar	26,316	U.S. Dollar	16,308	01/03/25	UBS AG	(20)
Australian Dollar	100,000	U.S. Dollar	63,951	01/15/25	UBS AG	(2,055)
Australian Dollar	100,000	U.S. Dollar	62,343	01/15/25	UBS AG	(447)
Australian Dollar	100,000	U.S. Dollar	63,159	01/15/25	UBS AG	(1,264)
Canadian Dollar	233	U.S. Dollar	162	01/02/25	UBS AG	(0)
Canadian Dollar	2,502	U.S. Dollar	1,742	01/02/25	UBS AG	(1)
Canadian Dollar	33,873	U.S. Dollar	23,660	01/15/25	UBS AG	(82)
Canadian Dollar	141,120	U.S. Dollar	98,297	01/15/25	UBS AG	(69)
Canadian Dollar	141,125	U.S. Dollar	98,146	01/15/25	UBS AG	86
Canadian Dollar	710	U.S. Dollar	506	01/15/25	UBS AG	(11)
Canadian Dollar	1,063	U.S. Dollar	757	01/15/25	UBS AG	(17)
Canadian Dollar	142,598	U.S. Dollar	100,291	01/15/25	UBS AG	(1,034)
Canadian Dollar	825	U.S. Dollar	582	01/15/25	UBS AG	(8)
Canadian Dollar	1,469	U.S. Dollar	1,040	01/15/25	UBS AG	(17)
Canadian Dollar	2,735	U.S. Dollar	1,901	01/15/25	UBS AG	3
Canadian Dollar	2,595	U.S. Dollar	1,804	01/15/25	UBS AG	2
Canadian Dollar	143,166	U.S. Dollar	100,150	01/15/25	UBS AG	(498)
Canadian Dollar	144,018	U.S. Dollar	101,856	01/15/25	UBS AG	(1,610)
Swiss Franc	90,642	U.S. Dollar	100,000	01/03/25	UBS AG	(91)
Swiss Franc	86,134	U.S. Dollar	95,419	01/15/25	UBS AG	(350)
Swiss Franc	89,498	U.S. Dollar	100,498	01/15/25	UBS AG	(1,717)
Swiss Franc	1,817	U.S. Dollar	2,076	01/15/25	UBS AG	(70)

AMG Systematica Managed Futures Strategy Fund
Consolidated Schedule of Portfolio Investments (continued)
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation
Swiss Franc	1,213	U.S. Dollar	1,377	01/15/25	UBS AG	$(38)
Swiss Franc	87,598	U.S. Dollar	99,474	01/15/25	UBS AG	(2,789)
Swiss Franc	2,233	U.S. Dollar	2,547	01/15/25	UBS AG	(82)
Swiss Franc	1,036	U.S. Dollar	1,176	01/15/25	UBS AG	(33)
Swiss Franc	281	U.S. Dollar	314	01/15/25	UBS AG	(4)
Swiss Franc	6,149	U.S. Dollar	6,847	01/15/25	UBS AG	(60)
Euro	100,000	U.S. Dollar	105,139	01/15/25	UBS AG	(1,492)
Euro	100,000	U.S. Dollar	104,241	01/15/25	UBS AG	(594)
British Pound	100,000	U.S. Dollar	127,610	01/15/25	UBS AG	(2,436)
British Pound	100,000	U.S. Dollar	126,881	01/15/25	UBS AG	(1,707)
Japanese Yen	15,802,749	U.S. Dollar	100,079	01/06/25	UBS AG	426
Japanese Yen	36,224	U.S. Dollar	231	01/07/25	UBS AG	(1)
Japanese Yen	17,212	U.S. Dollar	109	01/07/25	UBS AG	0
Japanese Yen	3,293	U.S. Dollar	21	01/07/25	UBS AG	(0)
Japanese Yen	14,858,030	U.S. Dollar	99,308	01/15/25	UBS AG	(4,710)
Japanese Yen	15,064,343	U.S. Dollar	98,420	01/15/25	UBS AG	(2,508)
Japanese Yen	180,229	U.S. Dollar	1,149	01/15/25	UBS AG	(2)
Japanese Yen	31,213,141	U.S. Dollar	199,773	01/15/25	UBS AG	(1,046)
Japanese Yen	411,612	U.S. Dollar	2,759	01/15/25	UBS AG	(138)
Japanese Yen	15,907	U.S. Dollar	106	01/15/25	UBS AG	(5)
Japanese Yen	43,444	U.S. Dollar	288	01/15/25	UBS AG	(11)
Norwegian Krone	11,230	U.S. Dollar	989	01/02/25	UBS AG	(2)
Norwegian Krone	2,426	U.S. Dollar	214	01/03/25	UBS AG	(1)
Norwegian Krone	374	U.S. Dollar	33	01/03/25	UBS AG	(0)
Norwegian Krone	2,415	U.S. Dollar	213	01/03/25	UBS AG	(1)
Norwegian Krone	385	U.S. Dollar	34	01/03/25	UBS AG	(0)
Norwegian Krone	17,381	U.S. Dollar	1,560	01/15/25	UBS AG	(34)
Norwegian Krone	44,095	U.S. Dollar	3,994	01/15/25	UBS AG	(120)
Norwegian Krone	35,300	U.S. Dollar	3,158	01/15/25	UBS AG	(57)
Norwegian Krone	44,035	U.S. Dollar	3,868	01/15/25	UBS AG	1
Norwegian Krone	3,296	U.S. Dollar	298	01/15/25	UBS AG	(9)
Norwegian Krone	2,865	U.S. Dollar	258	01/15/25	UBS AG	(6)
Norwegian Krone	11,230	U.S. Dollar	990	01/15/25	UBS AG	(4)
Norwegian Krone	2,736	U.S. Dollar	244	01/15/25	UBS AG	(3)
New Zealand Dollar	100,000	U.S. Dollar	56,512	01/15/25	UBS AG	(557)
New Zealand Dollar	100,000	U.S. Dollar	56,317	01/15/25	UBS AG	(362)
New Zealand Dollar	100,000	U.S. Dollar	57,630	01/15/25	UBS AG	(1,675)
New Zealand Dollar	100,000	U.S. Dollar	57,438	01/15/25	UBS AG	(1,483)
New Zealand Dollar	100,000	U.S. Dollar	58,276	01/15/25	UBS AG	(2,321)

AMG Systematica Managed Futures Strategy Fund
Consolidated Schedule of Portfolio Investments (continued)
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation
Sweden Krona	1,338	U.S. Dollar	122	01/02/25	UBS AG	$(1)
Sweden Krona	11	U.S. Dollar	1	01/02/25	UBS AG	0
Sweden Krona	2,080	U.S. Dollar	189	01/03/25	UBS AG	(1)
Sweden Krona	2,091	U.S. Dollar	190	01/03/25	UBS AG	(1)
Sweden Krona	15,337	U.S. Dollar	1,394	01/03/25	UBS AG	(8)
Sweden Krona	15,271	U.S. Dollar	1,388	01/03/25	UBS AG	(8)
Sweden Krona	13,939	U.S. Dollar	1,273	01/15/25	UBS AG	(12)
Sweden Krona	58,661	U.S. Dollar	5,363	01/15/25	UBS AG	(57)
Sweden Krona	2,951	U.S. Dollar	269	01/15/25	UBS AG	(2)
Sweden Krona	4,874	U.S. Dollar	443	01/15/25	UBS AG	(2)
U.S. Dollar	62,427	Australian Dollar	100,000	01/15/25	UBS AG	532
U.S. Dollar	63,490	Australian Dollar	100,000	01/15/25	UBS AG	1,594
U.S. Dollar	62,427	Australian Dollar	100,000	01/15/25	UBS AG	532
U.S. Dollar	580,374	Australian Dollar	900,000	01/15/25	UBS AG	23,312
U.S. Dollar	1,900	Canadian Dollar	2,735	01/02/25	UBS AG	(3)
U.S. Dollar	2,927	Canadian Dollar	4,131	01/15/25	UBS AG	52
U.S. Dollar	179,692	Canadian Dollar	253,049	01/15/25	UBS AG	3,554
U.S. Dollar	15,992	Canadian Dollar	22,521	01/15/25	UBS AG	316
U.S. Dollar	30,103	Canadian Dollar	43,097	01/15/25	UBS AG	105
U.S. Dollar	189,935	Canadian Dollar	266,570	01/15/25	UBS AG	4,385
U.S. Dollar	16,555	Canadian Dollar	23,234	01/15/25	UBS AG	382
U.S. Dollar	2,746	Canadian Dollar	3,904	01/15/25	UBS AG	28
U.S. Dollar	12,868	Canadian Dollar	18,178	01/15/25	UBS AG	215
U.S. Dollar	144,584	Canadian Dollar	204,243	01/15/25	UBS AG	2,418
U.S. Dollar	1,037	Canadian Dollar	1,490	01/15/25	UBS AG	(0)
U.S. Dollar	126,348	Canadian Dollar	177,585	01/15/25	UBS AG	2,737
U.S. Dollar	11,013	Canadian Dollar	15,479	01/15/25	UBS AG	239
U.S. Dollar	89,328	Canadian Dollar	126,524	01/15/25	UBS AG	1,259
U.S. Dollar	7,950	Canadian Dollar	11,260	01/15/25	UBS AG	112
U.S. Dollar	3,457	Canadian Dollar	4,916	01/15/25	UBS AG	36
U.S. Dollar	240	Canadian Dollar	343	01/15/25	UBS AG	1
U.S. Dollar	89,484	Canadian Dollar	126,524	01/15/25	UBS AG	1,416
U.S. Dollar	3,310	Canadian Dollar	4,748	01/15/25	UBS AG	5
U.S. Dollar	126,427	Canadian Dollar	177,586	01/15/25	UBS AG	2,816
U.S. Dollar	7,964	Canadian Dollar	11,260	01/15/25	UBS AG	126
U.S. Dollar	152,208	Canadian Dollar	213,103	01/15/25	UBS AG	3,875
U.S. Dollar	11,020	Canadian Dollar	15,479	01/15/25	UBS AG	245
U.S. Dollar	51	Canadian Dollar	73	01/15/25	UBS AG	(0)
U.S. Dollar	13,267	Canadian Dollar	18,575	01/15/25	UBS AG	338

AMG Systematica Managed Futures Strategy Fund
Consolidated Schedule of Portfolio Investments (continued)
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation
U.S. Dollar	108,408	Canadian Dollar	152,851	01/15/25	UBS AG	$2,014
U.S. Dollar	4,695	Canadian Dollar	6,596	01/15/25	UBS AG	104
U.S. Dollar	95,289	Swiss Franc	86,134	01/03/25	UBS AG	349
U.S. Dollar	4,998	Swiss Franc	4,508	01/03/25	UBS AG	29
U.S. Dollar	1,452	Swiss Franc	1,312	01/06/25	UBS AG	6
U.S. Dollar	130	Swiss Franc	117	01/06/25	UBS AG	1
U.S. Dollar	1,464	Swiss Franc	1,304	01/15/25	UBS AG	25
U.S. Dollar	100,292	Swiss Franc	89,666	01/15/25	UBS AG	1,325
U.S. Dollar	4,117	Swiss Franc	3,658	01/15/25	UBS AG	79
U.S. Dollar	7,084	Swiss Franc	6,369	01/15/25	UBS AG	55
U.S. Dollar	98,466	Swiss Franc	88,033	01/15/25	UBS AG	1,301
U.S. Dollar	98,110	Swiss Franc	86,373	01/15/25	UBS AG	2,778
U.S. Dollar	1,370	Swiss Franc	1,207	01/15/25	UBS AG	38
U.S. Dollar	99,659	Swiss Franc	87,273	01/15/25	UBS AG	3,333
U.S. Dollar	248,885	Swiss Franc	218,194	01/15/25	UBS AG	8,058
U.S. Dollar	176,027	Swiss Franc	155,012	01/15/25	UBS AG	4,935
U.S. Dollar	3,125	Swiss Franc	2,795	01/15/25	UBS AG	40
U.S. Dollar	162	Swiss Franc	146	01/15/25	UBS AG	1
U.S. Dollar	6,816	Swiss Franc	6,089	01/15/25	UBS AG	96
U.S. Dollar	4,200	Swiss Franc	3,693	01/15/25	UBS AG	124
U.S. Dollar	426	Swiss Franc	381	01/15/25	UBS AG	6
U.S. Dollar	1,835	Swiss Franc	1,633	01/15/25	UBS AG	33
U.S. Dollar	278,169	Swiss Franc	245,470	01/15/25	UBS AG	7,236
U.S. Dollar	105,232	Euro	100,000	01/15/25	UBS AG	1,586
U.S. Dollar	104,229	Euro	100,000	01/15/25	UBS AG	582
U.S. Dollar	735,797	Euro	700,000	01/15/25	UBS AG	10,271
U.S. Dollar	127,354	British Pound	100,000	01/15/25	UBS AG	2,180
U.S. Dollar	126,232	British Pound	100,000	01/15/25	UBS AG	1,058
U.S. Dollar	380,175	British Pound	300,000	01/15/25	UBS AG	4,653
U.S. Dollar	124,966	British Pound	100,000	01/15/25	UBS AG	(208)
U.S. Dollar	100,000	Japanese Yen	15,776,100	01/06/25	UBS AG	(336)
U.S. Dollar	169	Japanese Yen	26,649	01/06/25	UBS AG	(1)
U.S. Dollar	39	Japanese Yen	6,154	01/07/25	UBS AG	(0)
U.S. Dollar	100,188	Japanese Yen	15,802,749	01/15/25	UBS AG	(424)
U.S. Dollar	95,456	Japanese Yen	14,927,613	01/15/25	UBS AG	415
U.S. Dollar	101,054	Japanese Yen	15,389,996	01/15/25	UBS AG	3,069
U.S. Dollar	15,097	Japanese Yen	2,357,180	01/15/25	UBS AG	89
U.S. Dollar	3,680	Japanese Yen	555,649	01/15/25	UBS AG	142
U.S. Dollar	2,011	Japanese Yen	305,746	01/15/25	UBS AG	65

AMG Systematica Managed Futures Strategy Fund
Consolidated Schedule of Portfolio Investments (continued)
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation
U.S. Dollar	397,952	Japanese Yen	59,569,959	01/15/25	UBS AG	$18,683
U.S. Dollar	2,790	Japanese Yen	416,854	01/15/25	UBS AG	136
U.S. Dollar	100,457	Japanese Yen	15,037,522	01/15/25	UBS AG	4,716
U.S. Dollar	4,568	Japanese Yen	701,559	01/15/25	UBS AG	102
U.S. Dollar	99,416	Japanese Yen	15,207,848	01/15/25	UBS AG	2,592
U.S. Dollar	990	Norwegian Krone	11,230	01/02/25	UBS AG	4
U.S. Dollar	2,443	Norwegian Krone	27,927	01/15/25	UBS AG	(10)
U.S. Dollar	3,745	Norwegian Krone	41,382	01/15/25	UBS AG	110
U.S. Dollar	1,444	Norwegian Krone	16,164	01/15/25	UBS AG	24
U.S. Dollar	2,325	Norwegian Krone	26,279	01/15/25	UBS AG	17
U.S. Dollar	2,976	Norwegian Krone	33,077	01/15/25	UBS AG	70
U.S. Dollar	99,486	Norwegian Krone	1,110,973	01/15/25	UBS AG	1,893
U.S. Dollar	10,771	Norwegian Krone	121,819	01/15/25	UBS AG	70
U.S. Dollar	2	Norwegian Krone	23	01/15/25	UBS AG	0
U.S. Dollar	500,004	Norwegian Krone	5,551,125	01/15/25	UBS AG	12,369
U.S. Dollar	3,976	Norwegian Krone	44,181	01/15/25	UBS AG	95
U.S. Dollar	57,653	New Zealand Dollar	100,000	01/15/25	UBS AG	1,698
U.S. Dollar	56,393	New Zealand Dollar	100,000	01/15/25	UBS AG	438
U.S. Dollar	58,614	New Zealand Dollar	100,000	01/15/25	UBS AG	2,659
U.S. Dollar	56,544	New Zealand Dollar	100,000	01/15/25	UBS AG	589
U.S. Dollar	58,516	New Zealand Dollar	100,000	01/15/25	UBS AG	2,560
U.S. Dollar	526,078	New Zealand Dollar	900,000	01/15/25	UBS AG	22,480
U.S. Dollar	122	Sweden Krona	1,349	01/02/25	UBS AG	0
U.S. Dollar	1,319	Sweden Krona	14,511	01/03/25	UBS AG	7
U.S. Dollar	122	Sweden Krona	1,338	01/15/25	UBS AG	1
U.S. Dollar	4,775	Sweden Krona	52,643	01/15/25	UBS AG	13
U.S. Dollar	1,464	Sweden Krona	16,159	01/15/25	UBS AG	2
U.S. Dollar	1,425	Sweden Krona	15,732	01/15/25	UBS AG	2
U.S. Dollar	3,314	Sweden Krona	36,502	01/15/25	UBS AG	12
U.S. Dollar	99,932	Sweden Krona	1,089,641	01/15/25	UBS AG	1,367
U.S. Dollar	67,412	Sweden Krona	735,146	01/15/25	UBS AG	914
U.S. Dollar	203,395	Sweden Krona	2,218,077	01/15/25	UBS AG	2,757
U.S. Dollar	99,228	Sweden Krona	1,085,516	01/15/25	UBS AG	1,036
U.S. Dollar	33,500	Sweden Krona	366,474	01/15/25	UBS AG	350
U.S. Dollar	854	Sweden Krona	9,384	01/15/25	UBS AG	5
U.S. Dollar	198,856	Sweden Krona	2,185,105	01/15/25	UBS AG	1,200
					Total	$151,414

AMG Systematica Managed Futures Strategy Fund
Consolidated Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Short-Term Investments
Repurchase Agreements	—	$4,786,000	—	$4,786,000
Total Investments in Securities	—	$4,786,000	—	$4,786,000
Financial Derivative Instruments - Assets
Commodity Futures Contracts	$77,433	—	—	$77,433
Equity Futures Contracts	8,197	—	—	8,197
Forward Foreign Currency Exchange Contracts	—	$186,195	—	186,195
Interest Rate Futures Contracts	58,151	—	—	58,151
Financial Derivative Instruments - Liabilities
Commodity Futures Contracts	(106,905)	—	—	(106,905)
Equity Futures Contracts	(46,990)	—	—	(46,990)
Forward Foreign Currency Exchange Contracts	—	(34,781)	—	(34,781)
Interest Rate Futures Contracts	(31,863)	—	—	(31,863)
Total Financial Derivative Instruments	$(41,977)	$151,414	—	$109,437
For the period ended December 31, 2024, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.